Preferred and Ordinary Stock	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Preferred and Ordinary Stock [Line Items]
Preferred and Ordinary Stock

NOTE 7. STOCKHOLDER’S EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At June 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 50,000,000 shares of common stock with a par value of $0.0001 per share. At June 30, 2021 and December 31, 2020, there were 6,538,943 and 7,227,474 shares of common stock issued and outstanding, excluding 22,977,568 and 22,289,037 shares of common stock subject to possible redemption, respectively.

NOTE 8. STOCKHOLDERS’ EQUITY (RESTATED)

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 50,000,000 shares of common stock with a par value of $0.0001 per share. At December 31, 2020, there were 7,227,474 shares of common stock issued and outstanding, excluding 22,289,037 shares of common stock subject to possible redemption.

FF Intelligent Mobility Global Holdings Ltd [Member]
Preferred and Ordinary Stock [Line Items]
Preferred and Ordinary Stock
12.	Preferred and Ordinary Stock

The number of authorized, issued and outstanding stock, liquidation value and carrying value as of June 30, 2021 and December 31, 2020, were as follows:

	June 30, 2021
	Authorized Shares	Issued and Outstanding Shares	Liquidation Value	Carrying Value
Redeemable Preference Stock	470,588,235	470,588,235	$800,000	$724,823
Class A-1 Convertible Preferred Stock	87,617,555	57,513,413	96,048	96,048
Class A-2 Convertible Preferred Stock	158,479,868	19,546,600	38,311	38,311
Class A-3 Convertible Preferred Stock	1,475,147	—	—	—
Class B Convertible Preferred Stock	452,941,177	452,941,177	1,106,988	697,643
Class A Ordinary Stock	665,209,680	64,224,007	—	—
Class B Ordinary Stock	180,000,000	150,052,834	—	1
	2,016,311,662	1,214,866,266	$2,041,347	$1,556,826

	December 31, 2020
	Authorized Shares	Issued and Outstanding Shares	Liquidation Value	Carrying Value
Redeemable Preference Stock	470,588,235	470,588,235	$800,000	$724,823
Class B Convertible Preferred Stock	600,000,000	452,941,177	1,106,988	697,643
Class A Ordinary Stock	400,000,000	41,234,448	—	—
Class B Ordinary Stock	180,000,000	147,058,823	—	1
	1,650,588,235	1,111,822,683	$1,906,988	$1,422,467

Upon the effectiveness of the Seventh Amended and Restated Articles of Association of the Company on January 27, 2021, the number of shares of capital stock that are authorized to be issued increased to 2,016,311,662, due to the Company authorizing additional shares of Class A Ordinary Stock and the following new classes of Preferred Stock: 87,615,555 Class A-1 Convertible Preferred Stock with par value of $0.00001 per share; 158,479,868 Class A-2 Convertible Preferred Stock with par value of $0.00001 per share; 1,475,147 Class A-3 Convertible Preferred Stock with par value of $0.00001 per share (collectively “Class A Preferred Stock”).

Conversion of Related Party Notes Payable

On May 13, 2021, related party notes payable with aggregating principal amounts of $90,869 and accrued interest of $43,490 were converted into 57,513,413 shares of Class A-1 Convertible Preferred Stock with a conversion price of $1.67 per share and 19,546,600 Shares of Class A-2 Convertible Preferred Stock with a conversion price of $1.96 per share. The Class A-1 and A-2 Preferred Stock will convert into shares of FFIE Class A Common Stock after the consummation of the Business Combination with a conversion ratio of 7.077.

The rights, privileges, and preferences of the Company’s Class A Preferred Stock as set forth in the Company’s Seventh Amended and Restated Articles of Association are as follows:

Voting

The holders of Class A Preferred Stock are entitled to one vote for each share held by such holder.

Conversion

The Class A Preferred Stock is convertible into Class A Ordinary Stock on a one-to-one basis at the option of holders of Class A Preferred Stock at any time upon written notice to the Company. In connection with the Merger, the Class A Preferred Stock will be automatically converted into FFIE Class A Ordinary Stock based on the Exchange Ratio.

Liquidation

In the event of any liquidation or deemed liquidation event such as dissolution, winding up, or loss of control, either voluntary or involuntary, or in entering into a SPAC transaction, after the Redeemable Preference Convertible Stock have been redeemed and paid in full, the holders of Class A Preferred Stock are entitled to receive cash, pari passu with the holders of the Class B Convertible Preferred Stock and prior and in preference to any payment or distribution and setting apart for payment or distribution of any of the assets or surplus funds of the Company to the holders of any Ordinary Stock, in an amount equal to the greater of (a) $1.67, $1.96, and $1.715 per share for the Class A-1 Convertible Preferred Stock, Class A-2 Convertible Preferred Stock, and Class A-3 Convertible Preferred Stock, respectively, plus any declared but unpaid dividends on each such Class A Preferred Stock, or (b) the aggregate amount payable in a liquidation to the Class A Preferred Stock assuming the Class A Preferred Stock had been converted into Ordinary Stock of the Company prior to such liquidation.

Classification

The liquidation preference rights the holders of Class A Preferred Stock are entitled to in the event of a deemed liquidation are considered contingent redemption provisions that are not solely within the Company’s control. Accordingly, the Class A Preferred Stock have been presented outside of permanent equity in the mezzanine section of the Condensed Consolidated Balance Sheets.

12.	Preferred and Ordinary Stock

The number of authorized, issued and outstanding stock, liquidation value and carrying value as of December 31, 2020 and 2019 were as follows:

	December 31, 2020
	Authorized Shares	Issued and Outstanding Shares	Liquidation Value	Carrying Value
Redeemable Preference Stock	470,588,235	470,588,235	$800,000	$724,823
Class B Preferred Stock	600,000,000	452,941,177	1,106,988	697,643
Class A Ordinary Stock	400,000,000	41,234,448	—	—
Class B Ordinary Stock	180,000,000	147,058,823	—	1
	1,650,588,235	1,111,822,683	$1,906,988	$1,422,467

	December 31, 2019
	Authorized Shares	Issued and Outstanding Shares	Liquidation Value	Carrying Value
Redeemable Preference Stock	470,588,235	470,588,235	$800,000	$724,823
Class B Preferred Stock	600,000,000	600,000,000	1,466,400	924,149
Class A Ordinary Stock	400,000,000	40,879,124	—	—
Class B Ordinary Stock	100,000,000	—	—	—
Class C Preferred Stock	1,715,186	—	—	—
	1,572,303,421	1,111,467,359	$2,266,400	$1,648,972

Amended and Restated Articles of Association

Upon the effectiveness of the Sixth Amended and Restated Articles of Association of the Company on February 13, 2020, the number of shares of capital stock that are authorized to be issued increased to 1,650,588,235, due to an increase of 80,000,000 shares of Class B Ordinary Stock and decrease of 1,715,186 shares of Class C Preferred Stock due to the Company no longer authorized to issue Class C Preferred Stock. No Class C Preferred Stock was ever issued by the Company.

The rights, privileges, and preferences of the Company’s Redeemable Preference Stock, Class B Preferred Stock, (collectively, “Preferred Stock”) and Class A Ordinary Stock and Class B Ordinary Stock, (collectively, “Ordinary Stock”) as set forth in the Company’s Sixth Amended and Restated Articles of Association are as follows:

Voting

The holders of Preferred Stock and Ordinary Stock vote together and not as separate classes. Each holder of Class B Ordinary Stock is entitled to one vote for each share held by such holder. Each holder of Redeemable Preference Stock is entitled to 0.5625 votes for each share held by such holder. Each holder of Class B Preferred Stock is entitled to ten votes for each share held by such holder. The Class A Ordinary Stock does not have any voting rights. Approval of a majority of the Redeemable Preference Stock is required for certain Reserved Matters as defined in the Company’s Sixth Amended and Restated Articles of Association. Such Reserved Matters include: entering into any transaction with a related party not at arm’s length; amending the Company’s Sixth Amended and Restated Articles of Association which alter the terms of the Redeemable Preference Stock in an adverse manner; issuing Redeemable Preference Stock to any other party; issuing equity securities of the Company at a price below a minimum valuation price or ranking senior to the Redeemable Preference Stock on distribution or liquidation; issuing equity securities of any subsidiary other than to certain parties on specified terms; and reducing the Company’s additional paid-in capital or use thereof.

Dividends

The Board is under no obligation to declare dividends; and no rights accrue to the holders of Preferred Stock if dividends are not declared. Any dividends declared are noncumulative, and no dividends on Preferred Stock or Ordinary Stock have been declared by the Board of Directors through December 31, 2020. Unless approved by the holders of the Redeemable Preference Stock, the Company may not declare, pay or set aside any dividends unless all the Redeemable Preference Stock have been redeemed and paid in full. Once the Redeemable Preference Stock have been redeemed and paid in full, when and if dividends are declared by the Board of Directors, such dividends are payable to the holders of Class B Preferred Stock pro rata with the issued and outstanding Ordinary Stock.

Redemption

The Redeemable Preference Stock are callable at the option of the Company at any time within the five-year period after December 31, 2018 upon issuance of a redemption notice. The Redeemable Preference Stock are not redeemable at the option of the holder except in certain circumstances. Mandatory redemption occurs upon a deemed liquidation event, which is upon wind-up, dissolution, liquidation, insolvency, declaration of bankruptcy, or change in control. The contingent redemption upon a deemed liquidation event results in mezzanine equity classification on the Company’s consolidated balance sheets. The redemption price per share is determined by a calculation of the following amounts divided by the number of Redeemable Preference Stock issued as of December 31, 2020: $600,000 if redemption occurs prior to December 31, 2019; $700,000 if redemption occurs on or after December 31, 2019, but prior to December 31, 2020; $800,000 if redemption occurs on or after December 31, 2020, but prior to December 31, 2021; $920,000 if redemption occurs on or after December 31, 2021, but prior to December 31, 2022; and $1,050,000 if redemption occurs on or after December 31, 2022.

The Class B Preferred Stock are contingently redeemable upon a deemed liquidation event. As such, the Company has presented the Class B Preferred Stock in mezzanine equity on the consolidated balance sheets.

Conversion

Each holder of Redeemable Preference Stock may elect to convert its Redeemable Preference Stock to such class of Stock to be held by public stockholders (“Public Shares”) immediately prior to any initial public offering and, on a conversion, each Redeemable Preference Stock will be converted into such number of Public Shares that would give it the same percentage of the share capital of the Company (on a fully diluted basis) that each such Redeemable Preference Stock comprises immediately prior to the conversion.

Class B Preferred Stock are automatically converted to Class B Ordinary Stock on a one for one basis if transferred to another party, which is limited to certain permitted circumstances. Such permitted circumstances include: if the proceeds are used by the founder to exercise his call option to purchase Redeemable Preference Stock; transfer for the purpose of discharging contingent liabilities of the founder and his affiliates; or after an initial public offering and transfer of at least 313,725,490 shares of Redeemable Preference Stock to another party.

Liquidation

In the event of any liquidation or deemed liquidation event such as dissolution, winding up, or loss of control, either voluntary or involuntary, the holders of Preferred Stock are entitled to receive, prior and in preference to any distribution to the holders of Ordinary Stock, first to the redemption in full of the Redeemable Preference Stock. Second to the Class B Preferred Stock. The Class B Preferred Stock are entitled to an amount per share held by them equal to the greater of (a) $2.444 per share plus any declared but unpaid dividends on each Preferred Stock, or (b) the aggregate amount payable in a liquidation to the Preferred Stock assuming the Preferred Stock are paid pro rata along with the Ordinary Stock of the Company. The liquidation preference for the Class B Preferred Stock is $1,106,988 and $1,466,400 as of December 31, 2020 and 2019, respectively. The liquidation preference for the Redeemable Preference Stock is $800,000 and $800,000 as of December 31, 2020 and 2019, respectively.

The Class B Preferred Stockholders are entitled to receive such amounts after the Redeemable Preference Stockholders are redeemed and paid in full. If amounts are not sufficient to pay the foregoing amounts to Class B Preferred Stockholders, then the amounts will be distributed among the holders of Class B Preferred Stock pro rata, in proportion to the full amounts they would otherwise be entitled to receive.

If the holders of Redeemable Preference Stock and Class B Preferred Stock are paid in full, the remaining assets of the Company will be distributed pro rata to the holders of Ordinary Stock in proportion to the number of Ordinary Stock held by them.

Conversion of Class B Preferred Stock

During 2020, 147,058,823 shares of the Company’s Class B Preferred Stock automatically converted into 147,058,823 shares of the Company’s Class B Ordinary Stock at a conversion rate of one for one. Automatic conversion was triggered due to the transfer of the Class B Preferred Stock to another party under the permitted circumstances described above. The conversion was recorded as a transfer from mezzanine equity to additional-paid-in-capital with no impact on accumulated deficit.